Revenue and major customers, Total revenues (Details) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) Segment	Sep. 30, 2025 USD ($)
Operating Segments [Abstract]
Number of operating segments | Segment				1
Total Revenues [Abstract]
Shipping revenues		$ 332,126	$ 107,151	$ 803,230	$ 353,266
Other revenues	[1],[2]	293	197	678	971
Total revenues		332,419	107,348	803,908	354,237
IFRS 15 [Member]
Total Revenues [Abstract]
Total revenues		226,056	77,883	571,256	275,873
Time Charter Revenues [Member]
Total Revenues [Abstract]
Shipping revenues	[3]	116,042	38,362	260,523	100,595
Time Charter Revenues [Member] | IFRS 15 [Member]
Total Revenues [Abstract]
Total revenues		9,678	8,898	27,872	22,231
Voyage Charter Revenues [Member]
Total Revenues [Abstract]
Shipping revenues	[2]	$ 216,084	$ 68,789	$ 542,707	$ 252,671

[1]	Other revenues mainly relate to technical management services provided and are recognized in accordance with IFRS 15.
[2]	Voyage charter revenues are related to revenue from spot charters and are recognized in accordance with IFRS 15.
[3]	The majority of time charter revenues are recognized in accordance with IFRS 16 Leases, while the portion of time charter revenues related to technical management services, equaling $9,678 thousand in the third quarter of 2026, $8,898 thousand in the third quarter of 2025, $27,872 thousand in the first nine months of 2026 and $22,231 thousand in the first nine months of 2025, is recognized in accordance with IFRS 15 Revenue from Contracts with Customers.